Operations (Details 3) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Disclosure of fair value measurement of assets [line items]
Total of net assets acquired	R$ 1,341,720
Consideration amount	1,341,720
Transfer of HPP Colíder
Disclosure of fair value measurement of assets [line items]
Consideration amount	1,104,829
Contingent consideration member
Disclosure of fair value measurement of assets [line items]
Consideration amount	383,115
Cash consideration
Disclosure of fair value measurement of assets [line items]
Consideration amount	196,609
Indemnification asset
Disclosure of fair value measurement of assets [line items]
Consideration amount	(342,833)
HPP Mauá
Disclosure of fair value measurement of assets [line items]
Total of net assets acquired	794,167
MSG
Disclosure of fair value measurement of assets [line items]
Total of net assets acquired	R$ 547,553